Expense Example, No Redemption {- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2015 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2015 Fund- Class A
Expense Example, No Redemption:
1 Year	$ 640
3 Years	780
5 Years	932
10 Years	1,373
Fidelity Advisor Freedom Blend 2015 Fund- Class M
Expense Example, No Redemption:
1 Year	442
3 Years	636
5 Years	847
10 Years	1,453
Fidelity Advisor Freedom Blend 2015 Fund- Class C
Expense Example, No Redemption:
1 Year	146
3 Years	452
5 Years	782
10 Years	1,509
Fidelity Advisor Freedom Blend 2015 Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	44
3 Years	138
5 Years	241
10 Years	542
Fidelity Advisor Freedom Blend 2015 Fund- Class Z
Expense Example, No Redemption:
1 Year	34
3 Years	106
5 Years	185
10 Years	$ 418